Summary of significant accounting policies (Details) - USD ($)								1 Months Ended		12 Months Ended
	Apr. 26, 2019	Apr. 16, 2019	Apr. 15, 2019	Mar. 19, 2018	Dec. 01, 2017	Nov. 22, 2017	Aug. 30, 2016	Nov. 22, 2017	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 20, 2019	Jan. 01, 2019	Aug. 14, 2018	Mar. 21, 2017	Dec. 28, 2015	Jul. 12, 2013
Cash and cash equivalents:
Cash and cash equivalents										$ 662,606,063	$ 674,141,554	$ 894,551,480
Restricted cash										270,714,930	338,633,911
Restricted Cash and Cash Equivalents, Noncurrent										112,998,481	0
Asset Impairment Charges										0	0	$ 0
Amounts included in the customer deposits balance at the beginning of the year										1,188,040,187
Allowance for Doubtful Accounts Receivable										1,456,243	1,539,894
Allowance for doubtful other receivable										8,313,052	10,594,423
Allowance for suppliers										$ 0	$ 0
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease										20-60 years
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary										40.00%	45.00%	45.00%
Retirement benefits expense										$ 20,420,474	$ 18,422,330	$ 17,101,606
Required repatriation										10.00%
Minimum percentage of Statutory Surplus Reserve										50.00%
Advertising and promotion expenses										$ 62,341,805	56,575,316	$ 53,932,462
Recognized ROU assets										11,801,491	$ 0
Total lease liabilities (including current and non-current) for operating lease										$ 11,222,146
Share Repurchase Program
Treasury shares, shares										52,850,536	41,135,198
Treasury stock, value										$ 113,719,964	$ 87,639,088
Selling and Marketing Expense [Member]
Cash and cash equivalents:
Capitalized Contract Cost, Amortization										$ 14,900,000	6,200,000
Minimum [Member]
Retirement benefits
Required percentage of Statutory Reserve prior to distributions										25.00%
LAT Progressive Rate										30.00%
Warranty term										2 months
Contract cost withholding term										2 years
Maximum [Member]
Retirement benefits
LAT Progressive Rate										60.00%
Warranty term										3 years
Percentage of contract cost withheld										5.00%
Contract cost withholding term										5 years
Share Repurchase Program
Stock repurchase program authorized amount													$ 50,000,000		$ 50,000,000	$ 40,000,000	$ 40,000,000	$ 60,000,000
ASU 2016-02
Retirement benefits
Recognized ROU assets										$ 11,800,000				$ 15,000,000
Total lease liabilities (including current and non-current) for operating lease										11,200,000				$ 14,400,000
Operating Lease, Liability, Current										$ 4,900,000
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Senior Secured Notes
Debt issuance date							Aug. 30, 2016			Aug. 30, 2016
Debt instrument, aggregate principal amount							$ 300,000,000
Maturity date										Aug. 30, 2019
Bears interest							8.125%			8.125%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Notes payable and other payables
Debt term									4 years
Senior Secured Notes
Debt issuance date									Feb. 28, 2017	Feb. 28, 2017
Debt instrument, aggregate principal amount									$ 300,000,000
Maturity date										Feb. 28, 2021
Bears interest									7.75%	7.75%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Notes payable and other payables
Debt term								3 years
Senior Secured Notes
Debt issuance date					Dec. 01, 2017	Nov. 22, 2017				Nov. 22, 2017		Dec. 01, 2017
Debt instrument, aggregate principal amount					$ 100,000,000	$ 200,000,000		$ 200,000,000
Maturity date					Nov. 22, 2020					Nov. 22, 2020
Bears interest					8.875%					8.875%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Notes payable and other payables
Debt term				2 years
Senior Secured Notes
Debt issuance date										Mar. 19, 2018
Debt instrument, aggregate principal amount				$ 200,000,000
Maturity date				Mar. 19, 2018						Mar. 19, 2020
Bears interest				9.875%						9.875%
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member]
Notes payable and other payables
Debt term	2 years 6 months		2 years 6 months
Senior Secured Notes
Debt issuance date	Apr. 26, 2019		Apr. 15, 2019
Debt instrument, aggregate principal amount	$ 100,000,000		$ 200,000,000
Maturity date	Oct. 15, 2021	Oct. 15, 2021	Oct. 15, 2021							Oct. 16, 2021
Bears interest										14.20%
Short-term bank acceptance notes [Member]
Notes payable and other payables
Notes payable										$ 271,096,538	49,652,091
Short-term bank acceptance notes [Member] | Maximum [Member]
Notes payable and other payables
Debt term										6 months
Withdrawal Restrictions [Member]
Cash and cash equivalents:
Restricted cash										$ 32,420,073	43,748,940
Restricted Cash and Cash Equivalents, Noncurrent										112,998,481	0
Restricted Cash Related to Short Term Loans [Member]
Cash and cash equivalents:
Restricted cash										20,691,781	0
Restricted Cash Related to Long Term Loans [Member]
Cash and cash equivalents:
Restricted cash										$ 3,153,579	$ 129,492,074